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UBS Money Series
UBS Cash Reserves Fund
UBS Liquid Assets Fund
UBS Select Money Market Fund
UBS Select Treasury Fund

Supplement to the Prospectuses and Statements of Additional Information ("SAI") dated August 30, 2005

April 7, 2006

Dear Investor:

The purpose of this supplement is to provide you with information regarding the transfer of each investment advisory and administration contract (the "Advisory and Administration Contracts") between UBS Money Series, on behalf of UBS Cash Reserves Fund, UBS Liquid Assets Fund, UBS Select Money Market Fund and UBS Select Treasury Fund (each, a "Fund"), and UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the Funds' prior investment advisor, to UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a sister company of UBS Global AM
(US).

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (US), each Fund's Board of Trustees approved the transfer of the relevant Advisory and Administration Contract from UBS Global AM (US) to UBS Global AM effective April 1, 2006. All of the personnel of UBS Global AM (US) who previously provided investment advisory services to the Funds continue to provide investment advisory services to the Funds as employees of UBS Global AM. UBS Global AM has the same contractual rights and responsibilities under the Advisory and Administration Contracts as those previously held by UBS Global AM
(US). UBS Global AM and UBS Global AM (US) are both indirect wholly owned subsidiaries of UBS AG.

UBS Global AM (US) continues to serve as the Funds' principal underwriter.

As a result of the transfer of the Advisory and Administration Contracts, the prospectuses and SAIs are hereby revised as follows:

ALL REFERENCES IN THE PROSPECTUSES AND SAIS TO "UBS GLOBAL ASSET MANAGEMENT (US) INC." OR "UBS GLOBAL AM," IN ITS CAPACITY AS THE INVESTMENT ADVISOR AND ADMINISTRATOR OF THE FUNDS, SHALL BE DEEMED TO REFER TO "UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC." REFERENCES TO "UBS GLOBAL ASSET MANAGEMENT (US) INC." OR "UBS GLOBAL AM," IN ITS CAPACITY AS THE PRINCIPAL UNDERWRITER OF THE FUNDS, CONTINUE TO REFER TO "UBS GLOBAL ASSET MANAGEMENT (US) INC."

Additionally, please note the following specific changes:

WITH RESPECT TO THE PROSPECTUSES FOR UBS CASH RESERVES FUND AND UBS LIQUID ASSETS FUND, THE FIRST PARAGRAPH UNDER THE SECTION CAPTIONED "INVESTMENT ADVISOR" ON PAGE 12 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

        UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of December 31, 2005, UBS Global AM had approximately $72.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $581.5 billion in assets under management worldwide as of December 31, 2005. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

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WITH RESPECT TO THE PROSPECTUS FOR UBS SELECT MONEY MARKET FUND AND UBS SELECT
TREASURY FUND, THE FIRST AND SECOND PARAGRAPHS UNDER THE SECTION CAPTIONED "INVESTMENT ADVISOR" ON PAGE 20 ARE REPLACED IN THEIR ENTIRETY WITH THE
FOLLOWING:

        UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is the funds' investment advisor and administrator. UBS Global AM, a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of December 31, 2005, UBS Global AM had approximately $72.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidy of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $581.5 billion in assets under management worldwide as of December 31, 2005. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

ON PAGE 1 OF EACH SAI, THE SECOND PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

        UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the funds' investment advisor and administrator. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as the funds' principal underwriter. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

WITH RESPECT TO THE SAI FOR UBS CASH RESERVES FUND AND UBS LIQUID ASSETS FUND, THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION "INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS" ON PAGE 20 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

        During the periods indicated, the funds paid (or accrued) the following investment advisory and administrative fees to UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the funds' prior investment advisor and administrator:

WITH RESPECT TO THE SAI FOR UBS SELECT MONEY MARKET FUND AND UBS SELECT TREASURY FUND, THE SECOND PARAGRAPH UNDER THE SECTION "INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS" ON PAGE 20 IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

        During each of the fiscal years indicated, the funds paid (or accrued) to UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the funds' prior investment advisor and administrator, the following fees under a predecessor Advisory and Administration Contract, after giving effect to the following amounts in fee waivers. During these periods, UBS Global AM (US) voluntarily waived a portion of its fees, as set forth below.

WITH RESPECT TO THE SAI FOR UBS CASH RESERVES FUND AND UBS LIQUID ASSETS FUND, THE SECTIONS CAPTIONED "CASH RESERVES FUND: BOARD APPROVAL OF CASH RESERVES CONTRACTS" AND "LIQUID ASSETS FUND: BOARD APPROVAL OF LIQUID ASSETS CONTRACTS" (THROUGH AND INCLUDING THE PARAGRAPH CAPTIONED "OTHER BENEFITS TO UBS GLOBAL AM") ON PAGES 22-26 ARE DELETED IN THEIR ENTIRETY.

WITH RESPECT TO THE SAI FOR UBS SELECT MONEY MARKET FUND AND UBS SELECT TREASURY FUND, THE SECTIONS CAPTIONED "SELECT MONEY MARKET FUND: BOARD APPROVAL OF ADVISORY AND

ADMINISTRATION AGREEMENT" AND "SELECT TREASURY FUND: BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT" (THROUGH AND INCLUDING THE PARAGRAPH CAPTIONED "OTHER BENEFITS TO UBS GLOBAL AM") ON PAGES 21-25 ARE DELETED IN THEIR ENTIRETY.

IN EACH SAI, IN THE SECTION CAPTIONED "PRINCIPAL UNDERWRITING ARRANGEMENTS" (ON PAGES 26-27 OF THE SAI FOR UBS CASH RESERVES FUND AND UBS LIQUID ASSET FUND AND PAGES 25-26 OF THE SAI FOR UBS SELECT MONEY MARKET FUND AND UBS SELECT TREASURY
FUND), EACH REFERENCE TO "UBS GLOBAL AM" AS THE FUNDS' PRINCIPAL UNDERWRITER IS CHANGED TO "UBS GLOBAL AM (US)."

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